Related Party Transactions - Additional Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Assets Management Fee Percent Fee				1.50%		1.50%
Management Fee Description				The Base Management Fee was calculated at an annual rate of one and one-half percent (1.5%) of WhiteHawk’s total assets, which was based on the total cost of all WhiteHawk’s assets. The Base Management Fee was payable monthly in arrears and is calculated based on the arithmetic average value of our total assets as of the last day of (1) a calendar month and (2) the immediately preceding calendar month.		The Base Management Fee is calculated at an annual rate of one and one-half percent (1.5%) of WhiteHawk’s total assets, which will initially be based on the total cost of all WhiteHawk’s assets. The Base Management Fee is payable monthly in arrears and is calculated based on the arithmetic average value of our total assets as of the last day of (1) a calendar month and (2) the immediately preceding calendar month.
Investment Return Percentage				100.00%		100.00%
Annualized non-compounded return				7.50%		7.50%
Dividend Incentive Fee Percent				12.50%		12.50%
Liquidity Incentive Fee		$ 13,500
Reimbursement for the administrative costs and expenses		1,600	$ 2,600	$ 3,200	$ 3,100
Professional Fees		100	200	400	300
General and Administrative Expense		$ 100	100	$ 100	100	$ 100
OpCo Interests Issued		3,750		3,750
voting power		14.00%		14.00%
Preferred Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001		$ 0.0001
Assets Management Fee Percent Fee				1.50%		1.50%
Management and Service Fees, Incentive Rate				12.50%		12.50%
Management fees		$ 15,841	2,173	$ 18,822	3,596	$ 9,966	$ 4,681
Selling, General and Administrative Expense		4,379	9,596	7,971	10,487	16,585	2,792
Professional Fees		100	200	400	300
General and Administrative Expense		$ 100	100	$ 100	100	$ 100
OpCo Interests Issued		3,750		3,750
voting power		14.00%		14.00%
Preferred Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001		$ 0.0001
Consulting Fees [Member]
Related Party Transaction [Line Items]
Professional Fees						$ 1,300	500
Professional Fees						1,300	500
Reimbursements [Member]
Related Party Transaction [Line Items]
Professional Fees						300	100
Professional Fees						$ 300	100
WhiteHawk Energy [Member]
Related Party Transaction [Line Items]
Ownership		20.00%		20.00%		20.00%
Ownership		20.00%		20.00%		20.00%
WhiteHawk Minerals [Member]
Related Party Transaction [Line Items]
Ownership		75.00%		75.00%		75.00%
Ownership		75.00%		75.00%		75.00%
WHIC Manager [Member]
Related Party Transaction [Line Items]
Dividend Incentive Fee		$ 3,100		$ 6,100		$ 10,000	4,700
Reimbursement for the administrative costs and expenses			2,200		3,600
Resrticted stock fair value		8,200		8,200		8,200
Dealer Manager Agreement [Member]
Related Party Transaction [Line Items]
Equity issuance costs		500	1,500	700	1,800	5,200	700
Payments of Stock Issuance Costs		500	1,500	700	1,800	5,200	700
Preferred Stock Agreement [Member]
Related Party Transaction [Line Items]
Equity issuance costs		600	300	1,600	600	1,600	800
Payments of Stock Issuance Costs		$ 600	300	$ 1,600	600	$ 1,600	800
Common Class A [Member]
Related Party Transaction [Line Items]
Dealer Manager Fee				2.50%		2.50%
Selling Commission				6.00%		6.00%
Dealer Manager Fee				2.50%		2.50%
Selling Commission				6.00%		6.00%
Common Class T [Member]
Related Party Transaction [Line Items]
Dealer Manager Fee				2.50%		2.50%
Selling Commission				4.00%		4.00%
Trail Commission				0.70%		0.70%
Dealer Manager Fee				2.50%		2.50%
Selling Commission				4.00%		4.00%
Trail Commission				0.70%		0.70%
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Equity issuance costs							54
Additional Paid in Capital						$ 2,600
Payment of dividends						100	300
Payments of Stock Issuance Costs							54
Additional Paid in Capital						2,600
Series A Preferred Stock [Member] | WHIC Manager [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock						$ 44,100
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Dealer Manager Fee				3.00%		3.00%
Selling Commission				7.00%		7.00%
Equity issuance costs						$ 4,836	1,351
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 18,541	7,520	$ 22,354	8,472
Preferred Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001		$ 0.0001
Dealer Manager Fee				3.00%		3.00%
Selling Commission				7.00%		7.00%
Payments of Stock Issuance Costs						$ 4,836	1,351
Preferred Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001		$ 0.0001
Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Additional Paid in Capital	$ 2,600
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 0	56,000	$ 56,000	0
Payment of dividends			$ 100		100	800	$ 0
Additional Paid in Capital	2,600
Series C Preferred Stock [Member] | WHIC Manager [Member]
Related Party Transaction [Line Items]
Additional Paid in Capital						2,600
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 56,000					56,000
Additional Paid in Capital						$ 2,600
Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock				37,768	$ 0
Series D Preferred Stock [Member] | WHIC Manager [Member]
Related Party Transaction [Line Items]
Additional Paid in Capital		$ 2,700		2,700
Proceeds from Issuance of Preferred Stock and Preference Stock				37,800
Payment of dividends		200		200
Additional Paid in Capital		$ 2,700		$ 2,700